Expense Example - FidelityGovernmentMoneyMarketFund-DailyMoneyPRO - FidelityGovernmentMoneyMarketFund-DailyMoneyPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Daily Money Class
Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	226
5 years	394
10 years	$ 881